Average Annual Total Returns{- Fidelity Municipal Income Fund} - 12.31 Fidelity Municipal Income Fund PRO-09 - Fidelity Municipal Income Fund	Fidelity Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB083 Past 1 year	LB083 Past 5 years	LB083 Past 10 years
Total	2.85%	4.65%	4.15%	2.69%	4.47%	4.02%	2.79%	4.23%	3.93%	1.52%	4.17%	3.72%	1.69%	4.54%	4.07%